Breakdown of Selected Financial Information by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 547,773	$ 578,818	$ 2,473,531	$ 2,279,613	$ 2,141,144
Theatre Properties and Equipment - net	1,304,639		1,304,958	1,238,850
U.S
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	366,363	411,225	1,706,511	1,593,667	1,584,281
Theatre Properties and Equipment - net	925,482		940,922	934,279
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,117	78,398	328,136	358,820	315,884
Theatre Properties and Equipment - net	205,652		190,990	149,294
Other International Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	102,076	91,477	449,527	337,299	248,356
Theatre Properties and Equipment - net	173,505		173,046	155,277
Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (2,783)	$ (2,282)	$ (10,643)	$ (10,173)	$ (7,377)